Nontrade Receivables and Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	$ 10,482,229	$ 8,900,316
Allowance for credit losses	(53,276)	(42,925)	$ (41,486)
Net nontrade receivables	10,428,953	8,857,391
Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	32,823	30,557
Allowance for credit losses	(4,876)	(5,525)	$ (6,486)
Net nontrade receivables	27,947	25,032
Agents | Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	11,860	6,976
Allowance for credit losses	(4,876)	(5,525)
Net nontrade receivables	6,984	1,451
Reinsurer | Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	20,963	23,581
Net nontrade receivables	$ 20,963	$ 23,581